Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital [Member]	Contributed surplus [Member]	Retained earnings [member]	Foreign currency translation adjustments [Member]	Hedging reserve [Member]	Accumulated other comprehensive income [member]
Beginning Balance at Dec. 31, 2021	$ 1,353,754	$ 375,524	$ 658,615	$ 274,962	$ 44,544	$ 109	$ 44,653
Net loss	(100,943)			(100,943)
Other comprehensive income (loss)	84,156				84,185	(29)	84,156
Common shares issued (Note 6 and 23)	213,942	213,942
Effect of stock option plans (Note 23 and 24)	1,818	361	1,457
Dividends	(9,819)			(9,819)
Ending Balance at Dec. 31, 2022	1,542,908	589,827	660,072	164,200	128,729	80	128,809
Net loss	(110,924)			(110,924)
Other comprehensive income (loss)	(27,307)				(26,973)	(334)	(27,307)
Effect of stock option plans (Note 23 and 24)	1,729	1,771	(42)
Dividends	(12,384)			(12,384)
Ending Balance at Dec. 31, 2023	$ 1,394,022	$ 591,598	$ 660,030	$ 40,892	$ 101,756	$ (254)	$ 101,502